Exhibit 99.1

NISSAN AUTO LEASE TRUST 2017-B

Servicer’s Report

Collection Period Start	1-Oct-18	Distribution Date	15-Nov-18
Collection Period End	31-Oct-18	30/360 Days	30
Beg. of Interest Period	15-Oct-18	Actual/360 Days	31
End of Interest Period	15-Nov-18

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,506,036,234.59	1,160,703,001.68	1,122,129,217.24	0.7450878
Total Securities		1,506,036,234.59	1,160,703,001.68	1,122,129,217.24	0.7450878
Class A-1 Notes	1.320000%	158,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.830000%	372,000,000.00	259,600,060.26	236,455,789.60	0.6356338
Class A-2b Notes	2.489500%	248,000,000.00	173,066,706.83	157,637,193.05	0.6356338
Class A-3 Notes	2.050000%	370,000,000.00	370,000,000.00	370,000,000.00	1.0000000
Class A-4 Notes	2.170000%	102,000,000.00	102,000,000.00	102,000,000.00	1.0000000
Certificates	0.000000%	256,036,234.59	256,036,234.59	256,036,234.59	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	23,144,270.66	395,890.09	62.2157814	1.0642207
Class A-2b Notes	15,429,513.78	371,009.35	62.2157814	1.4960054
Class A-3 Notes	0.00	632,083.33	0.0000000	1.7083333
Class A-4 Notes	0.00	184,450.00	0.0000000	1.8083333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	38,573,784.44	1,583,432.77

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal							16,779,991.43
Monthly Interest							6,744,911.84

Total Monthly Payments							23,524,903.27
Interest Rate Cap Payments							0.00
Advances:
Aggregate Monthly Payment Advances							605,713.51
Aggregate Sales Proceeds Advance							9,860,901.89

Total Advances							10,466,615.40
Vehicle Disposition Proceeds:
Reallocation Payments							11,880,238.72
Repurchase Payments							0.00
Net Auction Proceeds							0.00
Recoveries							0.00
Net Liquidation Proceeds							7,555,083.70
Excess Wear and Tear and Excess Mileage							135,360.94
Remaining Payoffs							0.00
Net Insurance Proceeds							1,342,106.64
Residual Value Surplus							421,157.03

Total Collections							55,325,465.70

Vehicle Disposition Activity for the current month—Terminated and Sold (included in Vehicle Disposition Proceeds)				Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination				10,775,925.39			742
Involuntary Repossession				288,309.33			22
Voluntary Repossession				276,736.00			15
Full Termination				539,268.00			47
Bankruptcty				—			—
Insurance Payoff					1,320,338.87		76
Customer Payoff						100,569.40	7
Grounding Dealer Payoff						4,201,685.96	224
Dealer Purchase						1,808,924.90	79

Total				11,880,238.72	1,320,338.87	6,111,180.26	1,212

II. COLLATERAL POOL BALANCE DATA

			Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period			64,531	1,410,578,875.05	7.00000%	1,160,703,001.68
Total Depreciation Received				(20,436,032.80)		(16,122,046.10)
Principal Amount of Gross Losses			(157)	(2,983,099.46)		(2,474,353.75)
Repurchase / Reallocation			0	0.00		0.00
Early Terminations			(738)	(12,842,867.78)		(10,520,412.48)
Scheduled Terminations			(580)	(11,334,925.45)		(9,456,972.11)

Pool Balance - End of Period			63,056	1,362,981,949.56		1,122,129,217.24
Remaining Pool Balance
Lease Payment						267,656,963.64
Residual Value						854,472,253.60

Total						1,122,129,217.24

NISSAN AUTO LEASE TRUST 2017-B

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	55,325,465.70
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	55,325,465.70
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	1,111,864.68
3. Reimbursement of Sales Proceeds Advance	6,472,971.03
4. Servicing Fee:
Servicing Fee Due	967,252.50
Servicing Fee Paid	967,252.50
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	8,552,088.21
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	395,890.09
Class A-2a Notes Monthly Interest Paid	395,890.09
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	371,009.35
Class A-2b Notes Monthly Interest Paid	371,009.35
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	632,083.33
Class A-3 Notes Monthly Interest Paid	632,083.33
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	184,450.00
Class A-4 Notes Monthly Interest Paid	184,450.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,583,432.77
Total Note and Certificate Monthly Interest Paid	1,583,432.77
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	45,189,944.72
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	38,573,784.44
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	38,573,784.44
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00

NISSAN AUTO LEASE TRUST 2017-B

Servicer’s Report

7. Total Monthly Principal Paid on the Certificates			0.00
Total Certificateholders’ Principal Carryover Shortfall			0.00
Total Certificateholders’ Principal Distributable Amount			0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall			0.00
Remaining Available Collections			6,616,160.28

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,530,181.17
Required Reserve Account Amount			22,590,543.52
Beginning Reserve Account Balance			22,590,543.52
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			22,590,543.52
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			6,616,160.28
Gross Reserve Account Balance			29,206,703.80
Remaining Available Collections Released to Seller			6,616,160.28
Total Ending Reserve Account Balance			22,590,543.52

V. POOL STATISTICS

Weighted Average Remaining Maturity			13.07
Monthly Prepayment Speed			96%
Lifetime Prepayment Speed			66%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,983,510.64
Securitization Value of Defaulted Receivables and Casualty Receivables		2,474,353.75	157
Aggregate Defaulted and Casualty Gain (Loss)		(490,843.11)
Pool Balance at Beginning of Collection Period		1,160,703,001.68
Net Loss Ratio
Current Collection Period		-0.0423%
Preceding Collection Period		-0.0096%
Second Preceding Collection Period		0.0246%
Third Preceding Collection Period		-0.0194%
Cumulative Net Losses for all Periods		0.1160%	1,746,668.58

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.74%	8,583,759.66	510
61-90 Days Delinquent	0.16%	1,828,526.61	113
91-120 Days Delinquent	0.04%	517,589.06	33
More than 120 Days	0.01%	158,887.83	8

Total Delinquent Receivables:	0.94%	11,088,763.16	664

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.22%	0.24%
Preceding Collection Period		0.27%	0.30%
Second Preceding Collection Period		0.26%	0.29%
Third Preceding Collection Period		0.17%	0.19%
60 Day Delinquent Receivables		2,992,470.68
Delinquency Percentage		0.26%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		11,315,193.39	789
Securitization Value		11,619,405.07	789

Aggregate Residual Gain (Loss)		(304,211.68)

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		52,770,263.98	3,565
Cumulative Securitization Value		56,290,314.12	3,565

Cumulative Residual Gain (Loss)		(3,520,050.14)

NISSAN AUTO LEASE TRUST 2017-B

Servicer’s Report

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance	9,261,644.69
Reimbursement of Outstanding Advance	6,472,971.03
Additional Advances for current period	9,860,901.89

Ending Balance of Residual Advance	12,649,575.55

Beginning Balance of Payment Advance	2,691,844.03
Reimbursement of Outstanding Payment Advance	1,111,864.68
Additional Payment Advances for current period	605,713.51

Ending Balance of Payment Advance	2,185,692.86

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO